UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22424
Investment Company Act File Number
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 16.9%

	Principal
Security	Amount		Value
Chile — 4.5%
Government of Chile, 3.00%, 1/1/15(1)	CLP	3,730,548,000	$8,213,974
Government of Chile, 6.00%, 1/1/18	CLP	12,215,000,000	26,511,489
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,797,762

Total Chile			$45,523,225

Georgia — 0.3%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,123,508

Total Georgia			$3,123,508

Philippines — 0.9%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$9,546,292

Total Philippines			$9,546,292

Serbia — 5.1%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$36,450,882
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	15,367,046

Total Serbia			$51,817,928

South Africa — 1.9%
Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	34,304,263	$5,417,030
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	28,003,010	4,171,853
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	57,756,015	8,790,875
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,086,289	987,325

Total South Africa			$19,367,083

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,081,600

Total Sri Lanka			$1,081,600

Turkey — 2.1%
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	24,517,129	$14,331,349
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	11,696,602	7,384,157

Total Turkey			$21,715,506

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$16,657,470
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,424,816

Total Venezuela			$20,082,286

Total Foreign Government Bonds (identified cost $167,865,148)			$172,257,428

Precious Metals — 3.1%

	Troy
Description	Ounces	Value
Platinum(4)	17,693	$31,471,474

Total Precious Metals (identified cost $31,063,099)		$31,471,474

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$5,352
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	309,776
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	113,299
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	309,086
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	10,020

Total Put Options Purchased (identified cost $1,916,045)					$747,533

Short-Term Investments — 80.9%

Foreign Government Securities — 55.6%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	17,957	$10,687,127

Total Brazil			$10,687,127

Croatia — 1.2%
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$12,481,013

Total Croatia			$12,481,013

Georgia — 1.0%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,510,422
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,813,092
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	1,800	1,814,180
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,321,374
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	1,874,555

Total Georgia			$10,333,623

Hong Kong — 4.9%
Hong Kong Treasury Bill, 0.00%, 8/3/11	HKD	30,500	$3,913,364
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	59,500	7,634,078
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	28,000	3,592,525
Hong Kong Treasury Bill, 0.00%, 8/17/11	HKD	31,500	4,041,593
Hong Kong Treasury Bill, 0.00%, 8/24/11	HKD	27,000	3,464,048
Hong Kong Treasury Bill, 0.00%, 8/31/11	HKD	32,000	4,105,457
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	40,500	5,199,035
Hong Kong Treasury Bill, 0.00%, 9/21/11	HKD	35,000	4,489,962
Hong Kong Treasury Bill, 0.00%, 9/28/11	HKD	7,000	898,041
Hong Kong Treasury Bill, 0.00%, 10/6/11	HKD	11,500	1,476,117
Hong Kong Treasury Bill, 0.00%, 10/12/11	HKD	32,500	4,169,761
Hong Kong Treasury Bill, 0.00%, 10/19/11	HKD	15,000	1,924,078
Hong Kong Treasury Bill, 0.00%, 10/26/11	HKD	34,000	4,361,853

Total Hong Kong			$49,269,912

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 2.3%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	91,925,000	$10,809,478
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	28,887,000	3,393,223
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	3,054,000	356,386
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	64,726,000	7,540,902
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	3,665,000	426,622
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	6,108,000	701,308

Total Indonesia			$23,227,919

Israel — 4.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	998	$291,605
Israel Treasury Bill, 0.00%, 9/7/11	ILS	49,445	14,410,109
Israel Treasury Bill, 0.00%, 12/7/11	ILS	1,342	387,600
Israel Treasury Bill, 0.00%, 2/29/12	ILS	106,955	30,651,004

Total Israel			$45,740,318

Kazakhstan — 4.6%
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	201,668	$1,376,745
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	992,815	6,777,062
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	2,039,000	13,916,902
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	108,349	739,314
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	84,312	575,206
Kazakhstan National Bank, 0.00%, 9/30/11	KZT	1,867,699	12,734,833
Kazakhstan National Bank, 0.00%, 11/4/11	KZT	410,594	2,796,059
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	1,111,230	7,560,036
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	115,882

Total Kazakhstan			$46,592,039

Malaysia — 17.6%
Malaysia Treasury Bill, 0.00%, 8/2/11	MYR	48,514	$16,344,439
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	34,556	11,635,341
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	4,461	1,501,245
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	76,039	25,584,987
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	45,542	15,313,511
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	56,806	19,104,670
Malaysia Treasury Bill, 0.00%, 9/13/11	MYR	28,866	9,692,285
Malaysia Treasury Bill, 0.00%, 9/20/11	MYR	11,686	3,921,446
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	35,607	11,946,466
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	4,212	1,412,397
Malaysia Treasury Bill, 0.00%, 10/4/11	MYR	48,742	16,336,013
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	59,618	19,967,632
Malaysia Treasury Bill, 0.00%, 10/18/11	MYR	49,610	16,606,294
Malaysia Treasury Bill, 0.00%, 11/17/11	MYR	3,850	1,285,566
Malaysia Treasury Bill, 0.00%, 11/24/11	MYR	23,813	7,946,571

Total Malaysia			$178,598,863

Mexico — 3.6%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	79,700	$6,783,528
Mexico Treasury Bill, 0.00%, 8/25/11	MXN	39,900	3,390,580
Mexico Treasury Bill, 0.00%, 9/1/11	MXN	39,400	3,345,071
Mexico Treasury Bill, 0.00%, 10/6/11	MXN	70,400	5,952,388
Mexico Treasury Bill, 0.00%, 10/20/11	MXN	18,933	1,598,384
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	180,970	15,225,637

Total Mexico			$36,295,588

	Principal
	Amount
Security	(000’s omitted)		Value
Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 8/3/11	PHP	29,240	$693,765
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	45,610	1,080,269
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	105,860	2,505,179
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	221,400	5,232,835
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	159,170	3,762,071
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	292,670	6,906,909
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	178,150	4,203,042
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	10,670	250,591

Total Philippines			$24,634,661

Romania — 5.8%
Romania Treasury Bill, 0.00%, 11/9/11	RON	6,480	$2,174,057
Romania Treasury Bill, 0.00%, 12/14/11	RON	5,400	1,801,437
Romania Treasury Bill, 0.00%, 12/28/11	RON	8,490	2,824,438
Romania Treasury Bill, 0.00%, 3/21/12	RON	38,710	12,714,093
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	12,959,747
Romania Treasury Bill, 0.00%, 5/2/12	RON	49,540	16,165,137
Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	5,211,722
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,767,495

Total Romania			$58,618,126

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,285,995
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	12,980,878
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	417,930	5,366,999
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	2,694,875
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,624,819

Total Serbia			$31,953,566

South Korea — 1.3%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	534,120	$506,558
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	4,704,850	4,453,033
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	2,743,800	2,595,083
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	1,404,140	1,325,250
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	4,335,390	4,081,229
Korea Monetary Stabilization Bond, 0.00%, 10/25/11	KRW	537,970	506,067

Total South Korea			$13,467,220

Thailand — 1.0%
Bank of Thailand, 0.00%, 8/4/11	THB	52,000	$1,743,288
Bank of Thailand, 0.00%, 8/4/11	THB	91,668	3,073,064
Bank of Thailand, 0.00%, 8/11/11	THB	166,395	5,575,047

Total Thailand			$10,391,399

Turkey — 1.2%
Turkey Government Bond, 0.00%, 8/3/11	TRY	9,368	$5,545,092
Turkey Government Bond, 0.00%, 11/16/11	TRY	12,199	7,058,872

Total Turkey			$12,603,964

Total Foreign Government Securities (identified cost $559,541,687)			$564,895,338

U.S. Treasury Obligations — 9.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$30,000	$29,999,370
U.S. Treasury Bill, 0.00%, 8/11/11	5,000	4,999,645
U.S. Treasury Bill, 0.00%, 9/8/11	30,000	29,997,570
U.S. Treasury Bill, 0.00%, 9/15/11(5)	6,800	6,799,408
U.S. Treasury Bill, 0.00%, 10/6/11	20,441	20,438,068
U.S. Treasury Bill, 0.00%, 10/27/11(5)	1,495	1,494,976

Total U.S. Treasury Obligations (identified cost $93,734,104)		$93,729,037

Repurchase Agreements — 10.4%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 5/26/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 12,545,666, collateralized by EUR 12,140,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $18,578,755.	EUR	12,519	$17,989,081
Dated 6/28/11 with a maturity date of 8/22/11, an interest rate of 1.00% and repurchase proceeds of EUR 3,244,770, collateralized by EUR 3,200,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,897,201.	EUR	3,240	4,655,554
Dated 6/28/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 13,769,758, collateralized by EUR 13,660,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $19,525,391.	EUR	13,745	19,750,719
Dated 7/6/11 with a maturity date of 10/11/11, an interest rate of 1.22% and repurchase proceeds of EUR 3,997,424, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,278,634.	EUR	3,985	5,726,044
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 7,079,232, collateralized by EUR 6,550,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $10,142,240.	EUR	7,062	10,146,978
Citibank:
Dated 5/20/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 13,081,810, collateralized by EUR 12,775,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $19,550,544.	EUR	13,046	18,746,462
Dated 7/28/11 with a maturity date of 8/25/11, an interest rate of 0.90% and repurchase proceeds of EUR 12,893,910, collateralized by EUR 12,100,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $18,517,540.	EUR	12,887	18,516,603
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 1.00% and repurchase proceeds of EUR 7,000,237, collateralized by EUR 6,480,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $10,033,849.	EUR	6,982	10,032,718

Total Repurchase Agreements (identified cost $104,885,556)			$105,564,159

Other Securities — 5.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$58,112	$58,112,007

Total Other Securities (identified cost $58,112,007)		$58,112,007

Total Short-Term Investments (identified cost $816,273,354)		$822,300,541

Total Investments — 101.0% (identified cost $1,017,117,646)		$1,026,776,976

Other Assets, Less Liabilities — (1.0)%		$(10,318,619)

Net Assets — 100.0%		$1,016,458,357

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $1,081,600 or 0.1% of the Portfolio’s net assets.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Non-income producing.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $109,604.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(13,660)	$(18,906,302)

Total Belgium			$(18,906,302)

France
Government of France, 3.75%, 4/25/17	EUR	(13,030)	$(19,987,579)
Government of France, 4.00%, 10/25/38	EUR	(40,215)	(59,770,914)

Total France			$(79,758,493)

Spain
Spanish Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,277,185)

Total Spain			$(5,277,185)

Total Foreign Government Bonds (proceeds $100,864,056)			$(103,941,980)

Total Securities Sold Short (proceeds $100,864,056)			$(103,941,980)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $33,676,586 or 3.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 3,727 Troy Ounces	United States Dollar 5,667,118	Citigroup Global Markets	$(357,986)
10/27/11	Gold 3,113 Troy Ounces	United States Dollar 4,438,205	Citigroup Global Markets	(604,578)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citigroup Global Markets	(861,912)

				$(1,824,476)

(1) Non-deliverable contracts that are settled with counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	Czech Koruna 212,000,000	Euro 8,767,577	HSBC Bank USA	$(2,585)
8/2/11	New Zealand Dollar 8,256,000	United States Dollar 7,100,160	Bank of America	(156,038)
8/3/11	South African Rand 88,445,492	United States Dollar 12,919,200	Standard Bank	(313,264)
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	(44,646)
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(65,320)
8/4/11	Thai Baht 52,000,000	United States Dollar 1,674,988	Barclays Bank PLC	(68,209)
8/5/11	Japanese Yen 951,712,500	United States Dollar 11,772,792	Goldman Sachs, Inc.	(590,016)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,545,932	Barclays Bank PLC	(238,764)
8/11/11	Thai Baht 61,533,000	United States Dollar 1,996,204	Bank of America	(65,300)
8/11/11	Thai Baht 104,862,000	United States Dollar 3,404,058	Barclays Bank PLC	(109,073)
8/15/11	South African Rand 194,224,000	United States Dollar 28,405,288	Bank of America	(601,957)
8/18/11	Euro 83,184,071	United States Dollar 118,051,922	Goldman Sachs, Inc.	(1,433,981)
8/18/11	South African Rand 56,300,000	United States Dollar 8,181,712	Nomura International PLC	(222,980)
8/19/11	New Taiwan Dollar 63,360,000	United States Dollar 2,208,050	Bank of America	10,508
8/19/11	New Taiwan Dollar 70,090,000	United States Dollar 2,443,863	Citigroup Global Markets	12,901
8/19/11	New Taiwan Dollar 59,300,000	United States Dollar 2,067,283	Credit Suisse	10,555
8/19/11	New Taiwan Dollar 72,660,000	United States Dollar 2,533,915	HSBC Bank USA	13,816
8/22/11	Euro 39,291,288	United States Dollar 55,118,015	Deutsche Bank	(1,315,267)
8/22/11	Euro 1,000,000	United States Dollar 1,444,940	Nomura International PLC	8,660
8/25/11	Euro 14,001,710	United States Dollar 20,114,857	Standard Bank	5,784

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/25/11	New Taiwan Dollar 130,030,000	United States Dollar 4,529,557	Credit Suisse	$19,489
8/25/11	New Taiwan Dollar 127,020,000	United States Dollar 4,425,013	Goldman Sachs, Inc.	19,346
8/26/11	New Taiwan Dollar 126,330,000	United States Dollar 4,393,323	Bank of America	11,559
8/29/11	Malaysian Ringgit 20,500,000	United States Dollar 6,971,603	Bank of America	54,446
8/29/11	Malaysian Ringgit 20,500,000	United States Dollar 6,972,789	Credit Suisse	55,632
8/29/11	Malaysian Ringgit 20,581,000	United States Dollar 7,000,340	Goldman Sachs, Inc.	55,852
8/29/11	South African Rand 23,955,858	United States Dollar 3,344,389	Bank of America	(226,108)
8/31/11	Euro 46,498,000	United States Dollar 66,668,367	Goldman Sachs, Inc.	(102,816)
8/31/11	New Taiwan Dollar 132,160,000	United States Dollar 4,604,076	Credit Suisse	19,944
9/7/11	South African Rand 27,635,352	United States Dollar 4,061,661	Bank of America	(51,808)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(1,444,287)
9/13/11	New Taiwan Dollar 46,300,000	United States Dollar 1,610,715	Standard Chartered Bank	4,563
9/15/11	South African Rand 51,013,507	United States Dollar 7,412,168	Bank of America	(172,135)
9/20/11	New Taiwan Dollar 61,600,000	United States Dollar 2,136,663	Bank of America	(381)
9/20/11	New Taiwan Dollar 70,500,000	United States Dollar 2,444,945	Barclays Bank PLC	(861)
9/20/11	New Taiwan Dollar 62,800,000	United States Dollar 2,177,909	Deutsche Bank	(767)
9/20/11	New Taiwan Dollar 70,100,000	United States Dollar 2,430,652	HSBC Bank USA	(1,277)
9/22/11	South African Rand 21,285,115	United States Dollar 3,091,700	Bank of America	(69,547)
9/23/11	New Taiwan Dollar 99,190,000	United States Dollar 3,437,532	Barclays Bank PLC	(3,687)
9/26/11	New Taiwan Dollar 133,536,000	United States Dollar 4,643,600	Bank of America	10,682
9/26/11	New Taiwan Dollar 133,524,000	United States Dollar 4,641,568	Credit Suisse	9,067
9/30/11	New Taiwan Dollar 67,500,000	United States Dollar 2,355,445	Bank of America	13,507
9/30/11	New Taiwan Dollar 67,500,000	United States Dollar 2,355,445	Goldman Sachs, Inc.	13,507
10/3/11	Malaysian Ringgit 14,425,000	United States Dollar 4,869,198	Bank of America	7,713
10/3/11	Malaysian Ringgit 16,075,000	United States Dollar 5,425,794	HSBC Bank USA	8,229
10/26/11	New Taiwan Dollar 74,085,000	United States Dollar 2,581,269	BNP Paribas SA	9,732
10/26/11	New Taiwan Dollar 66,377,000	United States Dollar 2,312,707	Goldman Sachs, Inc.	8,719
11/2/11	Malaysian Ringgit 16,075,000	United States Dollar 5,419,209	Barclays Bank PLC	7,116
11/2/11	Malaysian Ringgit 14,425,000	United States Dollar 4,865,093	Credit Suisse	8,517
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	(181,035)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/3/12	Brazilian Real 5,061,000	United States Dollar 3,007,130	Deutsche Bank	$(69,601)
4/3/12	Brazilian Real 5,060,000	United States Dollar 3,008,323	Nomura International PLC	(67,800)
4/3/12	Brazilian Real 1,572,000	United States Dollar 947,273	Standard Bank	(8,392)
4/3/12	Brazilian Real 6,264,000	United States Dollar 3,733,015	Standard Chartered Bank	(75,054)

				$(7,303,112)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	Czech Koruna 212,000,000	Euro 8,801,026	Citigroup Global Markets	$(45,479)
8/2/11	New Zealand Dollar 4,345,000	United States Dollar 3,797,009	Credit Suisse	21,811
8/2/11	New Zealand Dollar 3,911,000	United States Dollar 3,423,631	Goldman Sachs, Inc.	13,747
8/3/11	Romanian Leu 9,230,312	Euro 2,170,000	BNP Paribas SA	18,400
8/4/11	Czech Koruna 93,877,000	Euro 3,893,534	Deutsche Bank	(14,659)
8/4/11	Serbian Dinar 85,106,000	Euro 836,396	Barclays Bank PLC	(9,271)
8/5/11	Polish Zloty 43,440,410	Euro 10,870,565	Bank of America	(11,269)
8/8/11	Indonesian Rupiah 20,478,000,000	United States Dollar 2,383,935	Bank of America	25,219
8/8/11	Indonesian Rupiah 21,504,000,000	United States Dollar 2,503,667	Citigroup Global Markets	26,191
8/8/11	Indonesian Rupiah 36,840,000,000	United States Dollar 4,290,206	Deutsche Bank	43,870
8/8/11	Indonesian Rupiah 20,478,000,000	United States Dollar 2,383,935	Goldman Sachs, Inc.	25,219
8/8/11	Singapore Dollar 19,869,000	United States Dollar 16,185,569	Bank of America	315,764
8/8/11	Swedish Krona 21,871,000	Euro 2,371,971	Citigroup Global Markets	67,393
8/8/11	Swedish Krona 240,220,550	Euro 26,433,592	Credit Suisse	192,825
8/9/11	South Korean Won 6,496,000,000	United States Dollar 5,988,201	Bank of America	172,310
8/9/11	South Korean Won 7,123,000,000	United States Dollar 6,564,977	Barclays Bank PLC	190,152
8/9/11	South Korean Won 6,602,000,000	United States Dollar 6,085,353	Credit Suisse	175,683
8/9/11	South Korean Won 1,870,000,000	United States Dollar 1,724,615	HSBC Bank USA	48,808
8/10/11	South Korean Won 4,679,000,000	United States Dollar 4,309,860	Deutsche Bank	127,395
8/10/11	South Korean Won 4,513,000,000	United States Dollar 4,156,957	HSBC Bank USA	122,875
8/11/11	Czech Koruna 323,105,300	Euro 13,319,646	BNP Paribas SA	67,991
8/11/11	Indian Rupee 246,770,000	United States Dollar 5,539,505	Goldman Sachs, Inc.	40,391

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,536,805	Deutsche Bank	$247,891
8/15/11	Hong Kong Dollar 88,678,315	United States Dollar 11,398,827	Standard Chartered Bank	(19,807)
8/15/11	Indonesian Rupiah 16,610,000,000	United States Dollar 1,934,094	BNP Paribas SA	20,654
8/15/11	New Turkish Lira 53,185,142	United States Dollar 32,008,391	Credit Suisse	(607,268)
8/15/11	Serbian Dinar 1,266,317,000	Euro 12,114,388	Bank of America	289,246
8/15/11	Serbian Dinar 454,217,000	Euro 4,409,874	Citigroup Global Markets	11,028
8/16/11	Indonesian Rupiah 11,600,000,000	United States Dollar 1,351,666	Citigroup Global Markets	13,545
8/16/11	Mexican Peso 39,966,000	United States Dollar 3,397,314	Standard Bank	3,345
8/16/11	Polish Zloty 38,726,000	Euro 9,709,658	Goldman Sachs, Inc.	(49,917)
8/16/11	Polish Zloty 3,563,700	Euro 888,721	Nomura International PLC	2,295
8/16/11	South Korean Won 3,780,000,000	United States Dollar 3,482,908	Bank of America	101,335
8/16/11	South Korean Won 5,610,000,000	United States Dollar 5,159,570	Barclays Bank PLC	159,902
8/16/11	South Korean Won 4,176,000,000	United States Dollar 3,847,784	Barclays Bank PLC	111,951
8/18/11	Czech Koruna 11,950,000	Euro 489,343	Credit Suisse	7,300
8/18/11	Indian Rupee 356,540,000	United States Dollar 7,978,464	Credit Suisse	78,585
8/18/11	Indonesian Rupiah 17,130,000,000	United States Dollar 1,997,202	HSBC Bank USA	19,030
8/18/11	Indonesian Rupiah 23,615,000,000	United States Dollar 2,761,020	Standard Chartered Bank	18,508
8/18/11	South Korean Won 1,680,000,000	United States Dollar 1,586,702	Nomura International PLC	6,227
8/22/11	Indian Rupee 200,900,000	United States Dollar 4,488,453	BNP Paribas SA	49,874
8/22/11	Indonesian Rupiah 43,019,000,000	United States Dollar 4,981,357	Citigroup Global Markets	83,017
8/22/11	Indonesian Rupiah 39,315,000,000	United States Dollar 4,551,928	Credit Suisse	76,396
8/22/11	Israeli Shekel 85,477,509	United States Dollar 24,741,666	BNP Paribas SA	208,397
8/22/11	Israeli Shekel 9,912,200	United States Dollar 2,903,849	Citigroup Global Markets	(10,573)
8/22/11	South Korean Won 2,693,000,000	United States Dollar 2,464,086	Barclays Bank PLC	89,121
8/23/11	Indonesian Rupiah 19,240,000,000	United States Dollar 2,218,123	Bank of America	46,997
8/23/11	Indonesian Rupiah 15,722,000,000	United States Dollar 1,816,522	Deutsche Bank	34,424
8/23/11	Indonesian Rupiah 15,847,000,000	United States Dollar 1,827,797	HSBC Bank USA	37,866
8/25/11	Indian Rupee 71,750,000	United States Dollar 1,611,950	BNP Paribas SA	8,456
8/25/11	Indian Rupee 97,610,000	United States Dollar 2,188,673	Credit Suisse	15,756
8/25/11	Indian Rupee 90,330,000	United States Dollar 2,025,663	HSBC Bank USA	14,354

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/25/11	Singapore Dollar 8,352,000	United States Dollar 6,885,011	Bank of America	$51,632
8/25/11	South Korean Won 10,824,000,000	United States Dollar 10,234,493	Standard Chartered Bank	26,980
8/26/11	Indonesian Rupiah 27,630,000,000	United States Dollar 3,190,900	Barclays Bank PLC	62,436
8/29/11	South Korean Won 1,903,000,000	United States Dollar 1,800,378	Nomura International PLC	3,567
8/30/11	Norwegian Krone 64,298,330	Euro 8,276,641	Goldman Sachs, Inc.	36,336
8/30/11	Norwegian Krone 72,470,000	Euro 9,330,891	Nomura International PLC	37,547
8/30/11	Philippine Peso 156,500,000	United States Dollar 3,691,386	HSBC Bank USA	14,086
8/31/11	Czech Koruna 356,980,000	Euro 14,718,094	Credit Suisse	78,307
8/31/11	Czech Koruna 212,000,000	Euro 8,771,930	HSBC Bank USA	1,581
8/31/11	Polish Zloty 53,616,000	Euro 13,352,726	Standard Bank	36,389
8/31/11	South Korean Won 502,554,000	United States Dollar 477,554	Bank of America	(1,179)
8/31/11	South Korean Won 502,446,000	United States Dollar 477,451	Credit Suisse	(1,179)
9/1/11	Swedish Krona 200,680,440	Euro 22,087,991	Goldman Sachs, Inc.	129,622
9/2/11	Philippine Peso 201,500,000	United States Dollar 4,765,847	Bank of America	3,949
9/2/11	Philippine Peso 201,500,000	United States Dollar 4,764,720	Credit Suisse	5,075
9/2/11	Philippine Peso 154,560,000	United States Dollar 3,655,456	Nomura International PLC	3,202
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	207,500
9/9/11	Indian Rupee 623,030,000	United States Dollar 13,907,075	Bank of America	144,683
9/12/11	Indonesian Rupiah 37,730,000,000	United States Dollar 4,405,137	Bank of America	37,564
9/12/11	Indonesian Rupiah 40,870,000,000	United States Dollar 4,771,745	Barclays Bank PLC	40,690
9/13/11	Indian Rupee 12,900,000	United States Dollar 288,846	Bank of America	1,994
9/13/11	Indian Rupee 14,800,000	United States Dollar 331,426	BNP Paribas SA	2,250
9/13/11	Indian Rupee 12,900,000	United States Dollar 288,846	Credit Suisse	1,994
9/14/11	Singapore Dollar 8,364,000	United States Dollar 6,815,515	BNP Paribas SA	131,392
9/20/11	Swedish Krona 200,355,400	Euro 21,601,835	Credit Suisse	758,140
9/22/11	Indonesian Rupiah 22,357,000,000	United States Dollar 2,611,799	Standard Chartered Bank	19,934
9/26/11	Indonesian Rupiah 35,400,700,000	United States Dollar 4,131,252	Bank of America	35,402
9/27/11	Norwegian Krone 143,646,300	Euro 18,448,714	Credit Suisse	111,453
9/29/11	Indian Rupee 112,629,000	United States Dollar 2,553,453	Bank of America	(17,842)
9/29/11	Indian Rupee 95,696,000	United States Dollar 2,169,559	Barclays Bank PLC	(15,160)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
9/29/11	Indian Rupee 106,327,000	United States Dollar 2,411,125	BNP Paribas SA	$(17,390)
9/29/11	Indian Rupee 112,629,000	United States Dollar 2,553,453	Credit Suisse	(17,842)
9/29/11	Indian Rupee 91,359,000	United States Dollar 2,071,233	Goldman Sachs, Inc.	(14,472)
9/30/11	Indonesian Rupiah 38,820,000,000	United States Dollar 4,565,984	Nomura International PLC	2,565
10/4/11	South Korean Won 6,290,000,000	United States Dollar 5,945,180	Bank of America	3,017
10/4/11	South Korean Won 6,780,000,000	United States Dollar 6,408,318	Citigroup Global Markets	3,252
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	17,577
11/21/11	Serbian Dinar 586,828,000	Euro 5,708,444	Standard Bank	(192,188)
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	11,939
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	19,169
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	38,836
12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	31,315
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	12,592
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	84,915
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	20,092
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	10,538
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	5,801
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	15,281
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	8,902
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	26,197
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	(6,265)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	(2,693)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(5,437)
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(15,515)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,270)

				$4,670,562

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $718,362 and a payable of $565,309.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	139 Euro-Bobl	Long	$23,853,580	$23,869,613	$16,033
9/11	395 Euro-Bund	Long	72,531,141	73,989,105	1,457,964
9/11	175 Euro-Buxl	Long	26,711,721	27,916,798	1,205,077
9/11	40 Japan 10-Year Bond	Short	(73,110,606)	(73,692,278)	(581,672)
9/11	52 U.S. 5-Year Treasury Note	Short	(6,165,250)	(6,315,156)	(149,906)
9/11	10 U.S. 10-Year Treasury Note	Short	(1,216,953)	(1,256,875)	(39,922)
9/11	41 U.S. 30-Year Treasury Bond	Long	5,089,125	5,253,125	164,000
9/11	55 U.S. Ultra-Long Treasury Bond	Short	(7,029,945)	(7,256,562)	(226,617)
10/11	175 Platinum	Long	14,755,118	15,621,375	866,257
12/11	102 Gold	Short	(16,498,500)	(16,638,240)	(139,740)

					$2,571,474

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

			Portfolio
	Notional		Pays/				Net Unrealized
	Amount		Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ZAR	10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$11,532
Bank of America	ZAR	20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	(8,621)
Bank of America	ZAR	5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	30,182
Bank of America	ZAR	10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	43,574
Bank of America	ZAR	7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	42,054
Citigroup Global Markets	ZAR	5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	28,496
Citigroup Global Markets	ZAR	27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	57,263
Credit Suisse	AUD	562,665	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(11,325)
Credit Suisse	AUD	553,041	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(13,857)
Credit Suisse	AUD	677,895	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(46,174)
Deutsche Bank	AUD	549,329	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(18,574)
Deutsche Bank	AUD	713,810	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(50,188)
Deutsche Bank	ZAR	3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	7,997
Deutsche Bank	ZAR	6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	41,630
Deutsche Bank	ZAR	4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	27,402
Deutsche Bank	ZAR	4,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	3,962
Standard Bank	ZAR	16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	(2,532)

							$142,821

AUD	-	Australian Dollar

ZAR	-	South African Rand

RBA	-	Reserve Bank of Australia

Credit Default Swaps — Sell Protection

						Current
			Contract			Market		Upfront
		Notional	Annual			Annual		Payments
		Amount*	Fixed		Termination	Fixed	Market	Received	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	(Paid)	Appreciation
Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.00%	$472,845	$(103,503)	$369,342
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.00	168,411	(84,084)	84,327
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.00	84,207	(43,292)	40,915
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.00	81,641	(55,363)	26,278
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.00	84,028	(58,865)	25,163
Argentina	Credit Suisse	3,253	5.00	(1)	6/20/13	4.00	78,812	(17,252)	61,560
Argentina	Credit Suisse	3,552	5.00	(1)	6/20/13	4.00	86,056	(31,495)	54,561
Argentina	Credit Suisse	3,688	5.00	(1)	6/20/13	4.00	89,350	(46,059)	43,291
Argentina	Credit Suisse	3,464	5.00	(1)	6/20/13	4.00	83,924	(43,262)	40,662
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.00	137,611	(65,961)	71,650
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.00	83,924	(43,262)	40,662
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.00	77,997	(40,185)	37,812
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.00	84,030	(58,867)	25,163
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.15	(16,978)	23,669	6,691
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.15	(4,736)	6,300	1,564
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.15	(20,385)	31,554	11,169

						Current
			Contract			Market		Upfront
		Notional	Annual			Annual		Payments
		Amount*	Fixed		Termination	Fixed	Market	Received	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	(Paid)	Appreciation
South Africa	Barclays Bank PLC	$2,280	1.00	%(1)	12/20/15	1.15%	$(12,135)	$18,943	$6,808
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.11	(15,928)	111,171	95,243
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.15	(25,468)	43,336	17,868
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.15	(10,645)	15,599	4,954
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.15	(4,737)	7,405	2,668
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/16	1.19	(65,926)	130,958	65,032
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.19	(59,333)	66,641	7,308

							$1,376,565	$(235,874)	$1,140,691

Credit Default Swaps — Buy Protection

			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$174,028	$(137,675)	$36,353
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	46,038	(42,585)	3,453
Brazil	Bank of America	533	1.00	(1)	12/20/20	20,163	(18,243)	1,920
Brazil	Bank of America	280	1.00	(1)	12/20/20	10,592	(9,168)	1,424
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	54,095	(51,205)	2,890
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,440,927	(1,554,382)	(113,455)
Brazil	Citigroup Global Markets	2,400	1.00	(1)	9/20/20	86,640	(105,706)	(19,066)
Brazil	Citigroup Global Markets	270	1.00	(1)	12/20/20	10,214	(8,944)	1,270
Brazil	Citigroup Global Markets	11,000	1.00	(1)	9/20/21	471,046	(481,833)	(10,787)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	41,170	(42,889)	(1,719)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	86,641	(89,415)	(2,774)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	10,593	(9,276)	1,317
China	Bank of America	3,700	1.00	(1)	9/20/16	(27,342)	17,918	(9,424)
China	Barclays Bank PLC	10,076	1.00	(1)	9/20/16	(74,458)	53,696	(20,762)
China	Credit Suisse	6,100	1.00	(1)	9/20/16	(45,077)	29,572	(15,505)
China	Deutsche Bank	4,300	1.00	(1)	9/20/16	(31,776)	20,823	(10,953)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	163,111	(177,582)	(14,471)
Colombia	Goldman Sachs, Inc.	2,990	1.00	(1)	9/20/21	125,051	(133,754)	(8,703)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	359,262	(375,661)	(16,399)
Colombia	Morgan Stanley	4,470	1.00	(1)	9/20/21	186,950	(203,536)	(16,586)
Egypt	Citigroup Global Markets	1,300	1.00	(1)	12/20/15	106,133	(76,781)	29,352
Egypt	Credit Suisse	2,130	1.00	(1)	12/20/15	173,896	(117,857)	56,039
Egypt	Credit Suisse	2,155	1.00	(1)	12/20/15	175,936	(127,288)	48,648
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	375,549	(203,837)	171,712
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	8,245	(17,160)	(8,915)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	11,778	(22,983)	(11,205)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	14,134	(41,874)	(27,740)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,986	(16,425)	(2,439)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	12,238	(18,529)	(6,291)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	8,741	(18,559)	(9,818)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,986	(24,530)	(10,544)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	18,356	(30,283)	(11,927)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	21,852	(45,565)	(23,713)
Philippines	Citigroup Global Markets	6,600	1.00	(1)	9/20/15	19,735	(150,860)	(131,125)
Philippines	Citigroup Global Markets	2,000	1.00	(1)	3/20/16	17,482	(29,790)	(12,308)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	5,889	(13,124)	(7,235)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	7,656	(15,961)	(8,305)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	13,545	(30,076)	(16,531)
Philippines	Goldman Sachs, Inc.	2,000	1.00	(1)	3/20/16	17,482	(30,646)	(13,164)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	5,889	(10,977)	(5,088)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	22,727	(42,090)	(19,363)
Russia	Bank of America	1,980	1.00	(1)	12/20/20	129,571	(123,071)	6,500
Russia	Barclays Bank PLC	990	1.00	(1)	12/20/20	64,786	(60,814)	3,972
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	148,058	(126,561)	21,497
South Africa	Bank of America	890	1.00	(1)	12/20/20	41,306	(32,192)	9,114
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	177,762	(146,287)	31,475
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	105,817	(82,162)	23,655
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/20	213,807	(287,645)	(73,838)
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/20	222,087	(193,374)	28,713
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/20	92,826	(79,893)	12,933
South Africa	Credit Suisse	890	1.00	(1)	12/20/20	41,305	(34,226)	7,079
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/21	390,640	(345,203)	45,437
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/21	434,044	(449,550)	(15,506)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	403,726	(244,317)	159,409
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	407,241	(215,923)	191,318

				Contract				Upfront
		Notional		Annual				Payments	Net Unrealized
		Amount		Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	(Paid)	(Depreciation)
Spain	Barclays Bank PLC		$3,900	1.00	%(1)	12/20/20	$665,427	$(379,758)	$285,669
Spain	Barclays Bank PLC		3,200	1.00	(1)	12/20/20	546,004	(446,907)	99,097
Spain	Barclays Bank PLC		1,100	1.00	(1)	12/20/20	187,681	(105,132)	82,549
Spain	Barclays Bank PLC		5,000	1.00	(1)	6/20/21	876,301	(488,558)	387,743
Spain	Barclays Bank PLC		5,000	1.00	(1)	6/20/21	876,162	(550,319)	325,843
Spain	Credit Suisse		2,200	1.00	(1)	3/20/21	380,485	(329,030)	51,455
Spain	Credit Suisse		5,000	1.00	(1)	6/20/21	876,301	(533,435)	342,866
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	597,192	(390,858)	206,334
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	5,823	(4,306)	1,517
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	17,469	(2,589)	14,880
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	8,152	(8,958)	(806)
Thailand	Goldman Sachs, Inc.		4,100	1.00	(1)	3/20/16	23,875	(31,703)	(7,828)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	6,755	(35,667)	(28,912)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	5,550	1.00	(1)	6/20/16	257,035	(157,069)	99,966
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	3,000	1.00	(1)	6/20/16	138,939	(66,383)	72,556
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	12,565	1.00	(1)	6/20/16	1,596,391	(1,226,134)	370,257
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	4,729	1.00	(1)	6/20/16	600,823	(354,986)	245,837
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	2,000	1.00	(1)	6/20/16	254,101	(165,505)	88,596
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	2,100	1.00	(1)	6/20/16	266,831	(273,118)	(6,287)

							$15,227,826	$(12,376,673)	$2,851,153

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $106,335,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Citigroup Global Markets	TRY	10,951	$7,200	3-Month USD- LIBOR-BBA	8.23%	9/3/20	$377,011
Citigroup Global Markets	TRY	5,133	3,216	3 Month USD- LIBOR-BBA	8.23	2/25/21	179,037
Deutsche Bank	TRY	18,836	11,832	3 Month USD- LIBOR-BBA	8.20	2/24/21	652,186

							$1,208,234

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(1,824,476)
Commodity	Futures Contracts*	866,257	(139,740)
Commodity	Put Options Purchased	10,020	—

		$876,277	$(1,964,216)

Credit	Credit Default Swaps	$17,019,315	$(414,924)

		$17,019,315	$(414,924)

Equity	Put Options Purchased	$737,513	$—

		$737,513	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$6,865,443	$(9,344,940)

		$6,865,443	$(9,344,940)

Interest Rate	Cross-Currency Swaps	$1,208,234	$—
Interest Rate	Futures Contracts*	2,843,074	(998,117)
Interest Rate	Interest Rate Swaps	294,092	(151,271)

		$4,345,400	$(1,149,388)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,017,658,082

Gross unrealized appreciation	$14,568,896
Gross unrealized depreciation	(5,450,002)

Net unrealized appreciation	$9,118,894

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$172,257,428	$—	$172,257,428
Precious Metals	31,471,474	—	—	31,471,474
Put Options Purchased	10,020	737,513	—	747,533
Short-Term Investments —
Foreign Government Securities	—	564,895,338	—	564,895,338
U.S. Treasury Obligations	—	93,729,037	—	93,729,037
Repurchase Agreements	—	105,564,159	—	105,564,159
Other Securities	—	58,112,007	—	58,112,007

Total Investments	$31,481,494	$995,295,482	$—	$1,026,776,976

Forward Foreign Currency Exchange Contracts	$—	$6,865,443	$—	$6,865,443
Swap Contracts	—	18,521,641	—	18,521,641
Futures Contracts	3,709,331	—	—	3,709,331

Total	$35,190,825	$1,020,682,566	$—	$1,055,873,391

Liability Description

Securities Sold Short	$—	$(103,941,980)	$—	$(103,941,980)
Forward Commodity Contracts	—	(1,824,476)	—	(1,824,476)
Forward Foreign Currency Exchange Contracts	—	(9,344,940)	—	(9,344,940)
Swap Contracts	—	(566,195)	—	(566,195)
Futures Contracts	(1,137,857)	—	—	(1,137,857)

Total	$(1,137,857)	$(115,677,591)	$—	$(116,815,448)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 26, 2011